Leases - Schedule of Finance Lease Right-of-Use Assets and Liability (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Abstract
Finance Lease, Right-of-Use Asset, after Accumulated Amortization		$ 681,845
Finance Lease, Liability, Current		$ 45,300
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Finance Lease, Liability, Current	Finance Lease, Liability, Current
Finance Lease, Liability, Noncurrent
Finance Lease, Liability		$ 45,300
Operating Lease, Weighted Average Remaining Lease Term	0 years	5 months 15 days
Operating Lease, Weighted Average Discount Rate, Percent	0.00%	5.84%